DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

                                             March 28, 1996



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:  FILINGS - RULE 497(j)

RE:    Dreyfus Pennsylvania Intermediate Municipal Bond Fund
       Registration Statement File No.: 33-50211
       CIK No.: 911745

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 3 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 22, 1996.

                                             Very truly yours,



                                             Rosemary M. Doyle


cc:  Ernst & Young
     Stroock & Stroock & Lavan